Income Taxes - Schedule of Consolidated Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expenses
Current income tax expenses			$ 19,197
Deferred income tax expenses (benefits)
Deferred income tax expenses (benefits)	159,132	(8,615)	(3,074)
Total income tax expenses (benefits)	159,132	(8,615)	16,123
Foreign [Member]
Current income tax expenses
Current income tax expenses
Deferred income tax expenses (benefits)
Deferred income tax expenses (benefits)
Hong Kong [Member]
Current income tax expenses
Current income tax expenses			19,197
Deferred income tax expenses (benefits)
Deferred income tax expenses (benefits)	$ 159,132	$ (8,615)	$ (3,074)